Short-term borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term borrowings

8. Short-term borrowings

The balance of short-term borrowings consisted of the following:

	Annual Interest		As of December 31,
	Rate	Maturity	2023	2024
			RMB	RMB
Bank of Ningbo	3.3%-4.5%	May, July and October 2025	-	20,800
Bank of Beijing	3.00%	August, 2025	-	10,000
Industrial Bank	3.20%	March, 2025	-	10,000
Bank of Hangzhou	3.55%-3.60%	June and November 2025	-	10,000
Bank of Nanjing	3.60%	January, June and July 2025	-	9,670
Bank of China	2.35%	November, 2025	-	5,000
China Merchants Bank	2.80%	February, 2025	-	2,000
Bank of Ningbo	3.9%-4.1%	June, 2024	19,381	-
Bank of Beijing	3.00%-3.45%	July, 2024	10,000	-
Bank of China	2.35%	November, 2024	5,000	-
China Merchants Bank	3.20%-3.25%	April, 2024	5,000	-
Total			39,381	67,470

Interest expenses were RMB30, RMB919 and RMB1,817 for short-term borrowings for the years ended December 31, 2022, 2023 and 2024, respectively. The weighted average interest rates of short-term borrowings were 4.27%, 3.89% and 3.49% as of December 31, 2022, 2023 and 2024, respectively.

Beijing Yizhuang International Financing Guarantee Co., Ltd provided RMB2,000 guarantee and Beijing Zhongguancun Technology Financing Guarantee Co., Ltd provided RMB3,000 guarantee for the borrowing from China Merchants Bank. The corporate counter-guarantee provided by Mr. Howard Lee and Luogaoshi were equivalent to the amount of credit granted to Lucas China.

Ms. Luting Meng, owned 100% equity interests of MLT Holding Limited which is a minority shareholder of the Group, provided RMB5,000 guarantee for the borrowing balance as of December 31, 2023 from Bank of China.

The Group repaid an aggregate total RMB14,670 of borrowings from January 2025 to March 2025.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)